COMMITMENTS & CONTINGENCIES (Details) - USD ($)			12 Months Ended
	Nov. 11, 2022	Oct. 13, 2022	Dec. 31, 2022
Subsidiary sale of stock
Cash underwriting discount rate			5.00%
Deferred Offering Costs Noncurrent			$ 12,100,000
Zoomcar Inc
Subsidiary sale of stock
Aggregate investment amount		$ 10,000,000
Cash		350,000,000
Maximum private debt and equity financing		$ 40,000,000
Conversion ratio		$ 10.00
Jett Capital
Subsidiary sale of stock
Compensation of Cash fee	$ 500,000
Initial Public Offering
Subsidiary sale of stock
Cash underwriting discount rate			2.00%
Underwriter cash discount			$ 4,000,000
Percentage of advisory fee			0.60%
Initial Public Offering | CCM
Subsidiary sale of stock
Percentage of advisory fee			1.05%
Over-allotment option
Subsidiary sale of stock
Cash underwriting discount rate			7.00%